OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities, Noncurrent [Abstract]
Components of Other Non-Current Liabilities
Other non-current liabilities is comprised of the following:

	Successor (Consolidated)	Successor (Consolidated)
(in thousands of $)	June 30, 2023	December 31, 2022
Unfavorable contract intangibles (Note 9)	94,958	104,447
Non-current portion of operating lease liability	3,346	510
Others	365	765
Other non-current liabilities	98,669	105,722